UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10343

Morgan Stanley Nasdaq-100 Index Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	November 30, 2007

Date of reporting period:	February 28, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Nasdaq-100 Index Fund

Portfolio of Investments February 28, 2007  (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (97.0%)
	Advertising/Marketing Services (0.3%)
2,193	Lamar Advertising Co. (Class A)*	$140,462

	Air Freight/Couriers (1.2%)
4,463	C.H. Robinson Worldwide, Inc.	227,434
5,586	Expeditors International of Washington, Inc.	250,532
		477,966
	Airlines (0.3%)
3,000	Ryanair Holdings PLC (ADR) (Ireland)*	134,550

	Apparel/Footwear Retail (0.8%)
6,123	American Eagle Outfitters, Inc.*	190,119
3,670	Ross Stores, Inc.	120,266
		310,385
	Biotechnology (9.1%)
14,395	Amgen Inc.*	925,023
3,319	Amylin Pharmaceuticals, Inc.*	129,142
9,832	Biogen Idec Inc.*	444,308
9,803	Celgene Corp.*	522,500
8,832	Genzyme Corp.*	545,818
12,061	Gilead Sciences, Inc.*	863,085
6,828	MedImmune, Inc.*	217,881
3,504	Vertex Pharmaceuticals Inc.*	107,538
		3,755,295
	Broadcasting (0.7%)
41,002	Sirius Satellite Radio Inc.*	149,657
8,378	XM Satellite Radio Holdings Inc. (Class A)*	120,308
		269,965
	Cable/Satellite TV (3.3%)
38,364	Comcast Corp. (Class A)*	986,722
5,652	EchoStar Communications Corp. (Class A)*	229,471
5,518	Liberty Global Inc. (Class A)*	158,863
		1,375,056
	Casino/Gaming (0.7%)
2,877	Wynn Resorts, Ltd.	282,004

	Catalog/Specialty Distribution (0.9%)
15,934	Liberty Media Corp - Interactive	375,564

	Chemicals: Specialty (0.3%)
3,388	Sigma-Aldrich Corp.	138,908

	Computer Communications (4.1%)
57,241	Cisco Systems, Inc.*	1,484,831
9,954	Juniper Networks, Inc.*	188,230
		1,673,061
	Computer Peripherals (1.2%)
4,000	Logitech International, Inc.*	104,600
10,436	Network Appliance, Inc.*	403,560
		508,160
	Computer Processing Hardware (8.3%)
31,808	Apple Computer, Inc.*	2,691,275
22,278	Dell Inc.*	509,052
40,135	Sun Microsystems, Inc.*	246,028
		3,446,355

	Contract Drilling (0.2%)
4,278	Patterson-UTI Energy, Inc.	95,357

	Data Processing Services (1.9%)
2,284	CheckFree Corp.*	86,609
5,751	Fiserv, Inc.*	304,573
9,513	Paychex, Inc.	386,513
		777,695
	Discount Stores (2.7%)
6,446	Costco Wholesale Corp.	360,267
4,255	Sears Holdings Corp.*	766,964
		1,127,231
	Electronic Components (0.9%)
16,848	Flextronics International Ltd. (Singapore)*	184,149
5,591	SanDisk Corp.*	203,624
		387,773
	Electronic Distributors (0.3%)
2,182	CDW Corp.	135,459

	Electronic Production Equipment (2.5%)
19,103	Applied Materials, Inc.	354,743
7,707	Cadence Design Systems, Inc.*	153,678
6,408	KLA-Tencor Corp.	331,550
3,876	Lam Research Corp.*	173,102
		1,013,073
	Food Retail (0.4%)
3,662	Whole Foods Market, Inc.	174,934

	Home Improvement Chains (0.3%)
3,846	Fastenal Co.	135,648

	Information Technology Services (2.1%)
5,830	Citrix Systems, Inc.*	187,726
3,632	Cognizant Technology Solutions Corp. (Class A)*	327,606
2,932	Infosys Technologies, Ltd. (ADR) (India)	159,090
30,522	Level 3 Communications, Inc.*	200,530
		874,952
	Internet Retail (1.5%)
7,285	Amazon.com, Inc.*	285,135
8,215	IAC/InterActiveCorp*	322,028
		607,163
	Internet Software/Services (6.7%)
3,901	Akamai Technologies, Inc.*	201,174
9,544	BEA Systems, Inc.*	113,860
6,300	Check Point Software Technologies Ltd. (Israel)*	142,254
3,584	Google Inc. (Class A)*	1,610,829
6,099	VeriSign, Inc.*	154,305
17,285	Yahoo! Inc.*	533,415
		2,755,837
	Media Conglomerates (0.2%)
6,406	Discovery Holding Company (Class A)*	102,880

	Medical Distributors (0.3%)
3,545	Patterson Companies, Inc.*	118,332

	Medical Specialties (1.5%)
8,779	Biomet, Inc.	371,615
3,887	DENTSPLY International, Inc.	122,596
991	Intuitive Surgical, Inc.*	110,100
		604,311
	Miscellaneous Commercial Services (0.5%)
5,176	Cintas Corp.	209,007

	Other Consumer Services (3.1%)
4,645	Apollo Group, Inc. (Class A)*	219,662
27,129	eBay Inc.*	869,756
8,715	Expedia, Inc.*	185,281
		1,274,699
	Packaged Software (12.5%)
15,051	Adobe Systems, Inc.*	590,752
6,500	Autodesk, Inc.*	267,475
11,773	Intuit Inc.*	347,421
90,628	Microsoft Corp.**	2,552,991
57,795	Oracle Corp.*	949,572
26,506	Symantec Corp.*	453,253
		5,161,464
	Personnel Services (0.4%)
3,496	Monster Worldwide, Inc.*	174,311

	Pharmaceuticals: Other (1.8%)
2,822	Sepracor, Inc.*	148,324
16,446	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	584,820
		733,144
	Recreational Products (1.3%)
6,634	Activision, Inc.*	110,920
8,340	Electronic Arts Inc.*	420,503
		531,423
	Restaurants (2.1%)
28,297	Starbucks Corp.*	874,377

	Semiconductors (8.6%)
13,424	Altera Corp.*	283,381
11,329	Broadcom Corp. (Class A)*	386,206
53,849	Intel Corp.	1,068,903
10,636	Linear Technology Corp.	353,009
14,642	Marvell Technology Group, Ltd. (Bermuda)*	300,454
12,048	Maxim Integrated Products, Inc.	394,572
4,770	Microchip Technology Inc.	169,812
9,353	NVIDIA Corp.*	289,943
11,746	Xilinx, Inc.	300,932
		3,547,212
	Services to the Health Industry (0.6%)
3,217	Express Scripts, Inc.*	242,594

	Specialty Stores (2.1%)
10,137	Bed Bath & Beyond Inc.*	404,365
3,691	PETsMART, Inc.	111,874
12,946	Staples, Inc.	336,855
		853,094
	Specialty Telecommunications (0.6%)
9,527	Virgin Media, Inc.	249,703

	Telecommunication Equipment (8.0%)
5,325	Garmin Ltd. (Cayman Islands)	291,597
53,784	QUALCOMM, Inc.	2,166,419
4,863	Research In Motion Ltd. (Canada)*	683,786
2,698	Telefonaktiebolaget LM Ericsson (ADR) (Sweden)	96,480
6,706	Tellabs, Inc.*	70,279
		3,308,561
	Trucks/Construction/Farm Machinery (1.6%)
3,058	Joy Global Inc.	135,592
7,377	PACCAR, Inc.	512,628
		648,220
	Wireless Telecommunications (1.1%)
2,553	Millicom International Cellular S.A. (Luxembourg)*	183,561
3,861	NII Holdings, Inc.*	273,513
		457,074

TOTAL COMMON STOCKS (Cost $26,515,445)	40,063,259

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (3.0%)
	REPURCHASE AGREEMENT

$1,249	Joint repurchase agreement account 5.315% due 3/01/07 (dated 2/28/07; proceeds $1,249,184) (a) (Cost $1,249,000)		1,249,000

	TOTAL INVESTMENTS (Cost $27,764,445) (b) (c)	100.0%	41,312,259
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(11,488)
	NET ASSETS	100.0%	$41,300,771

ADR	American Depositary Receipt.
*	Non-income producing security.
**	A portion of this security is physically segregated in connection with open futures contracts in the amount of $91,000.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $1,179,150 in connection with open futures contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $14,557,701 and the aggregate gross unrealized depreciation is $1,009,887, resulting in net unrealized appreciation of $13,547,814.

Futures Contracts Open at February 28, 2007:

NUMBER OF	LONG/	DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	SHORT	MONTH AND YEAR	AMOUNT AT VALUE	DEPRECIATION

5	Long	Nasdaq-100 Index
		March 2007	$882,750	$(25,866)
10	Long	Nasdaq-100 E-Mini
		March 2007	353,100	(8,470)

		Total Unrealized Depreciation		$(34,336)

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Nasdaq-100 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2007